Non-current assets held for sale - Breakdown (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets held for sale.
Non-current assets held for sale	$ 1,295	$ 1,107	$ 1,101
Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net)	$ 69	$ 71	$ 91